Events Subsequent to the Reporting Period	12 Months Ended
Dec. 31, 2024
Events Subsequent to the Reporting Period [Abstract]
EVENTS SUBSEQUENT TO THE REPORTING PERIOD

Note 26: - Events Subsequent to the Reporting Period

On March 5, 2025, the Company announced that its Board of Directors has declared a special cash dividend of $0.20 (approximately NIS 0.72) per share on the Company’s common stock (totaling approximately $11,501 thousands). The special cash dividend will be payable on April 7, 2025, to shareholders of record at the close of business on March 17, 2025.